Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,417,938	$ 3,184,066	$ 10,094,666	$ 9,305,540
Segment depreciation and amortization	(152,212)	(141,422)	(446,463)	(413,695)
Operating income	567,642	533,734	1,659,433	1,488,362
Income from equity method investees	5,317	5,940	14,672	22,402
Segment assets	21,860,333		21,860,333		19,532,850
thereof investment in equity method investees	623,078		623,078		692,025
Capital expenditures, acquisitions and investments	213,191	207,057	2,238,793	1,567,899
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,412,086	3,179,209	10,072,353	9,292,631
Inter - segment revenue	2,501	2,333		5,842
Segment revenue	3,414,587	3,181,542	10,081,394	9,298,473
Segment depreciation and amortization	(123,388)	(110,602)	(360,359)	(328,554)
Operating income	615,580	579,720	1,796,633	1,614,437
Income from equity method investees	6,695	5,940	18,144	22,402
Segment assets	19,641,896	16,518,863	19,641,896	16,518,863
thereof investment in equity method investees	627,267	330,016	627,267	330,016
Capital expenditures, acquisitions and investments	163,541	166,433	2,125,405	1,467,271
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,248,724	1,991,773	6,602,000	5,887,514
Inter - segment revenue	2,501	2,333	9,041	5,842
Segment revenue	2,251,225	1,994,106	6,611,041	5,893,356
Segment depreciation and amortization	(79,446)	(65,935)	(230,575)	(200,717)
Operating income	420,316	374,688	1,199,234	1,035,251
Income from equity method investees	6,642	5,866	17,962	22,233
Segment assets	13,806,253	11,264,589	13,806,253	11,264,589
thereof investment in equity method investees	257,324	324,539	257,324	324,539
Capital expenditures, acquisitions and investments	108,286	102,503	1,970,330	564,928
Exclusion of non-cash acquisitions			6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,163,362	1,187,436	3,470,353	3,405,117
Inter - segment revenue			9,041
Segment revenue	1,163,362	1,187,436	3,470,353	3,405,117
Segment depreciation and amortization	(43,942)	(44,667)	(129,784)	(127,837)
Operating income	195,264	205,032	597,399	579,186
Income from equity method investees	53	74	182	169
Segment assets	5,835,643	5,254,274	5,835,643	5,254,274
thereof investment in equity method investees	369,943	5,477	369,943	5,477
Capital expenditures, acquisitions and investments	55,255	63,930	155,075	902,343
Exclusion of non-cash acquisitions			1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	5,852	4,857	22,313	12,909
Inter - segment revenue	(2,501)	(2,333)	(9,041)	(5,842)
Segment revenue	3,351	2,524	13,272	7,067
Segment depreciation and amortization	(28,824)	(30,820)	(86,104)	(85,141)
Operating income	(47,938)	(45,986)	(137,200)	(126,075)
Income from equity method investees	(1,378)		(3,472)
Segment assets	2,218,437	2,105,882	2,218,437	2,105,882
thereof investment in equity method investees	(4,189)		(4,189)
Capital expenditures, acquisitions and investments	49,650	40,624	113,388	100,628
Exclusion of non-cash acquisitions				$ 2,125